Income Tax Status - Additional Information (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Tax Status [Line Items]
Tax determination letter date	Jun. 08, 2020
EBP, Tax Determination Letter, Obtained [true false]	true
Provision for income taxes	$ 0
Uncertain tax positions	$ 0